Net Loss From Continuing Operations - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) From Continuing Operations [Abstract]
Income related to government grants	$ 5,682	$ 5,446	$ 2,861
Others	709	4,065	2,318
Other income	$ 6,391	$ 9,511	$ 5,179